Interest, advances, promissory notes payable and loan payable (Details 5) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Related parties	$ 2,176,265	$ 1,848,079
Unrelated parties	3,525,414	3,322,070
Interest Payable	$ 5,701,679	$ 5,170,149